LEASE (Schedule of Future Minimum Lease Payments of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee Disclosure [Abstract]
2022	$ 29,202
2023	22,418
2024	16,321
2025	14,954
2026	12,929
After 2026	41,646
Total operating lease payments	137,470
Less: imputed interest	26,505
Present value of lease liabilities	$ 110,965